CONSOLIDATED STATMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Gold revenue	$ 1,732,590	$ 1,762,264
Cost of sales
Production costs (Note 19)	(626,526)	(493,389)
Depreciation and depletion	(383,852)	(378,892)
Royalties and production taxes	(117,968)	(121,431)
Total cost of sales	(1,128,346)	(993,712)
Gross profit	604,244	768,552
General and administrative	(54,479)	(50,185)
Share-based payments (Note 12)	(24,843)	(22,571)
Write-down of mineral property interests (Note 8)	(12,366)	(1,055)
Net losses (gains) on sale of mineral properties (Note 8)	(2,804)	22,463
Reversal of impairment (impairment) of long-lived assets (Note 8)	909	(5,905)
Community relations	(2,738)	(3,072)
Foreign exchange losses	(10,054)	(5,895)
Share of net income of associates (Note 8)	10,183	17,543
Other expense	(5,655)	(6,282)
Operating income	502,397	713,593
Interest and financing expense	(10,842)	(11,798)
Interest income	11,964	2,985
Gains on derivative instruments (Note 14)	18,969	24,373
Other income (expense)	8,129	(2,926)
Income from operations before taxes	530,617	726,227
Current income tax, withholding and other taxes (Note 16)	(247,811)	(270,669)
Deferred income tax recovery (Note 16)	3,917	5,267
Net income	286,723	460,825
Attributable to:
Shareholders of the Company	252,873	420,065
Non-controlling interests (Note 13)	$ 33,850	$ 40,760
Earnings per share (attributable to shareholders of the Company)(Note 12)
Basic (in USD per share)	$ 0.24	$ 0.40
Diluted (in USD per share)	$ 0.24	$ 0.40
Weighted average number of common shares outstanding (in thousands)(Note 12)
Basic (in shares)	1,064,259	1,053,809
Diluted (in shares)	1,071,004	1,061,542